Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Summary of property and equipment
	2018	2017
Plant and machinery	$1,770,626	$2,461,719
Automobiles	139,380	147,310
Office and computer equipment	37,005	51,034
Total property and equipment	1,947,011	2,660,063
Less: Accumulated depreciation	(685,518)	(2,128,596)
Property and equipment, net	$1,261,493	$531,467